WESTERN ASSET TRUST, INC.

                     MONEY MARKET PORTFOLIO
                    SHORT DURATION PORTFOLIO
                   LIMITED DURATION PORTFOLIO
                     INTERMEDIATE PORTFOLIO
                         CORE PORTFOLIO
                    LONG DURATION PORTFOLIO

      SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 30, 1996


     The waiver and expense reimbursement agreements as set forth in the section entitled "Fee Waivers" on page 9 will remain in effect until October 30, 1997.

                                                               June 30, 1997

                   WESTERN ASSET TRUST, INC.

                 CORPORATE SECURITIES PORTFOLIO
                 MORTGAGE SECURITIES PORTFOLIO
               INTERNATIONAL SECURITIES PORTFOLIO

                  SUPPLEMENT TO THE PROSPECTUS
                     DATED OCTOBER 30, 1996


     The waiver and expense reimbursement agreements as set forth in the sections entitled "Fee Waivers" and "Expense Limitation" on pages 4 and 27, respectively, will remain in effect until October 30, 1997.

                                                             June 30, 1997

                   WESTERN ASSET TRUST, INC.

                 CORPORATE SECURITIES PORTFOLIO
                 MORTGAGE SECURITIES PORTFOLIO
               INTERNATIONAL SECURITIES PORTFOLIO

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                     DATED OCTOBER 30, 1996


     The waiver and expense reimbursement agreements as set forth in the section entitled "Expense Limitations" on page 27 will remain in effect until October 30, 1997.

                                                              June 30, 1997